10-Q Stockholders' Deficit - Schedule of Stock Option Activity (Details) - $ / shares	6 Months Ended		12 Months Ended			40 Months Ended	87 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023	Dec. 31, 2022
Number of Options
Outstanding at December 31, 2022 (in shares)	151,869,616	117,161,070	117,161,070	117,281,148
Grants (in shares)	5,500,000	11,750,000	78,056,991	150,624,337		414,884,688	409,184,688
Exercised (in shares)	(1,980,833)		(24,713,199)	(140,067,000)
Forfeited (in shares)	(3,812,500)		(14,143,750)	(10,677,415)
Outstanding at June 30, 2023 (in shares)	151,576,283		151,869,616	117,161,070	117,281,148	151,576,283	151,869,616
Weighted Average Exercise Price
Outstanding outstanding, Weighted average exercise price per share - beginning balance (in dollars per share)	$ 0.0064	$ 0.0054	$ 0.0054	$ 0.0039
Options granted, Weighted average exercise price per share (in dollars per share)	0.0700		0.0073	0.0060
Options exercised, Weighted average exercise price per share (in dollars per share)	0.0062		0.0054	0.0048
Options forfeited, Weighted average exercise price per share (in dollars per share)	0.0061		0.0031	0.0046
Outstanding outstanding, Weighted average exercise price per share - ending balance (in dollars per share)	$ 0.0087		$ 0.0064	$ 0.0054	$ 0.0039	$ 0.0087	$ 0.0064
Weighted Average Remaining Contractual Term (years)
Options outstanding, Weighted average remaining contractual term	8 years 4 months 24 days		8 years 9 months 18 days	9 years 2 months 12 days	9 years 1 month 6 days
Options granted, weighted average remaining contractual term	10 years		10 years	10 years
Options exercised, weighted average remaining contractual term	9 years		8 years 8 months 12 days	8 years 10 months 24 days
Options forfeited, weighted average remaining contractual term	8 years 8 months 12 days		8 years 7 months 6 days	8 years 10 months 24 days